Borrowing facilities - Schedule of undrawn committed borrowing facilities (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	£ 7,832	£ 7,905
Less than 1 year
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	0	0
In 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	0	0
In 2 to 3 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	5,982	195
In 3 to 4 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	105	5,859
In 4 to 5 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	1,745	106
More than 5 years
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	£ 0	£ 1,745